INITIAL PUBLIC OFFERING (Details) - USD ($)	Sep. 05, 2025	Sep. 30, 2025	May 21, 2025
Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants in a unit		0.33	0.33
Exercise price		$ 11.5	$ 11.5
Class A ordinary shares
INITIAL PUBLIC OFFERING
Number of shares in a unit		1	1
Number of shares called by each warrant			1
Class A ordinary shares | Public Warrants
INITIAL PUBLIC OFFERING
Number of shares called by each warrant		1
Exercise price		$ 11.5	$ 11.5
IPO including over-allotment
INITIAL PUBLIC OFFERING
Number of units issued	23,000,000
Price per unit issued	$ 10
Gross proceeds from initial public offering	$ 230,000,000
Underwriters over-allotment option
INITIAL PUBLIC OFFERING
Number of units issued	3,000,000